OMB APPROVAL OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number     811-08365

Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 210-3200

Date of fiscal year end: Registrant is making a quarterly filing for four of its series, Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund, Evergreen Short Intermediate Bond Fund and Evergreen Institutional Enhanced Income Fund, for the quarter ended March 31, 2007. These four series have a June 30 fiscal year end.

Date of reporting period: March 31, 2007

Item 1 – Schedule of Investments

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 11.9%

FIXED-RATE 2.0%
FHLMC:
Ser. 1900, Class P, 0.00%, 05/15/2007 ¤	$33,946	$33,873
Ser. 2106, Class ZD, 6.00%, 12/15/2028 µ	9,529,302	9,803,622
Ser. 2403, Class KE, 6.50%, 01/15/2032	7,694,659	7,993,211
Ser. 2480, Class EH, 6.00%, 11/15/2031	381,569	380,749
FNMA:
Ser. 1989-96, Class H, 9.00%, 12/25/2019	81,139	87,290
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	130,892	141,627
Ser. 1994-51, Class PJ, 6.50%, 09/25/2023	1,073,250	1,070,685
Ser. 1999-7, Class D, 6.00%, 03/18/2028	140,920	140,609
Ser. G93-1, Class K, 6.68%, 01/25/2023	2,870,342	2,956,201
Vendee Mtge. Trust, Ser. 1993-1, Class ZB, 7.25%, 02/15/2023 µ	30,397,073	32,040,643

		54,648,510

FLOATING-RATE 9.9%
FAMC, Ser. 2000-A, Class A, 7.00%, 12/15/2039 µ	15,461,080	16,235,834
FHLMC:
Ser. 020, Class F, 5.98%, 10/25/2023	1,249,962	1,300,310
Ser. 021, Class F, 5.875%, 10/25/2023	1,091,999	1,138,212
Ser. 031, Class FA, 5.78%, 04/25/2024	501,768	522,993
Ser. 1380, Class FB, 4.00%, 10/15/2007	324,435	332,439
Ser. 1506, Class FD, 6.375%, 05/15/2008	46,810	47,172
Ser. 1513, Class AG, 3.80%, 05/15/2008	1,118,481	1,149,295
Ser. 1671, Class QA, 5.34%, 02/15/2024	590,190	612,647
Ser. 1686, Class FE, 5.49%, 02/15/2024	57,056	59,318
Ser. 1691, Class EA, 5.83%, 02/15/2024	944,929	969,384
Ser. 1698, Class FC, 3.75%, 03/15/2009	3,231,327	3,362,099
Ser. 1730, Class FA, 4.15%, 05/15/2024	1,486,573	1,513,138
Ser. 2314, Class FG, 5.72%, 06/15/2029	2,951,788	2,972,214
Ser. 2315, Class FW, 5.87%, 04/15/2027	874,735	907,476
Ser. 2322, Class FE, 5.77%, 08/15/2028	2,280,563	2,374,590
Ser. 2339, Class F, 5.82%, 06/15/2029	4,019,396	4,174,103
Ser. 2388, Class FG, 5.82%, 12/31/2031	2,261,480	2,349,633
Ser. 2389, Class FI, 6.07%, 06/15/2031	2,378,600	2,472,745
Ser. 2391, Class EF, 5.82%, 06/15/2031	1,019,400	1,058,392
Ser. 2395, Class FD, 5.92%, 05/15/2029	2,357,920	2,454,689
Ser. 2396, Class FM, 5.77%, 12/15/2031	578,297	601,579
Ser. 2418, Class FO, 6.22%, 02/15/2032	5,335,355	5,562,854
Ser. 2422, Class FC, 5.82%, 02/15/2032	3,521,059	3,656,373
Ser. 2425, Class FO, 6.22%, 03/15/2032	7,943,017	8,269,951
Ser. 2431, Class F, 5.82%, 03/15/2032	9,233,346	9,594,185
Ser. 2436, Class FA, 6.32%, 03/15/2032	1,244,726	1,275,837
Ser. 2461, Class FI, 5.82%, 04/15/2028	1,276,030	1,327,748
Ser. 2464, Class FE, 6.32%, 03/15/2032	1,660,270	1,695,173
Ser. 2466, Class FV, 5.87%, 03/15/2032	1,830,003	1,905,838
Ser. 2470, Class FB, 5.77%, 04/15/2027	2,842,889	2,959,419
Ser. 2475, Class FD, 5.87%, 06/15/2031	4,050,102	4,216,196
Ser. 2481, Class FC, 6.32%, 05/15/2031	2,346,139	2,410,805
Ser. 2481, Class FE, 6.32%, 03/15/2032	3,811,098	3,916,856
Ser. 2526, Class FM, 5.72%, 05/15/2029	7,322,724	7,627,935
Ser. 2534, Class EF, 5.67%, 05/15/2022	4,819,714	5,006,671
Ser. 2534, Class FJ, 5.67%, 04/15/2022	3,512,520	3,649,227
Ser. 2547, Class FM, 5.87%, 01/15/2033	7,439,005	7,733,069
Ser. 2631, Class FC, 5.72%, 06/15/2033	5,481,458	5,700,881
FNMA:
Ser. 1992-039, Class FA, 4.47%, 03/25/2022	989,524	1,028,640
Ser. 1992-045, Class F, 4.47%, 04/25/2022	221,467	229,781
Ser. 1992-187, Class FA, 5.19%, 10/25/2007	43,479	45,091

1

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued

FLOATING-RATE continued
FNMA:
Ser. 1993-062, Class FA, 5.59%, 04/25/2023	$1,630,495	$1,695,405
Ser. 1993-113, Class FA, 3.89%, 07/25/2023	889,581	925,920
Ser. 1993-165, Class FE, 6.49%, 09/25/2023	2,935,172	3,050,876
Ser. 1993-170, Class FC, 5.24%, 09/25/2008	52,735	54,698
Ser. 1993-197, Class FB, 5.24%, 10/25/2008	79,792	79,269
Ser. 1993-229, Class FB, 5.34%, 12/25/2008	238,839	248,290
Ser. 1993-247, Class FO, 5.44%, 12/25/2023	452,621	469,332
Ser. 1994-14, Class F, 5.99%, 10/25/2023	1,797,390	1,877,446
Ser. 1994-33, Class FA, 5.39%, 03/25/2009	614,827	639,088
Ser. 1994-33, Class FD, 5.39%, 03/25/2009	299,563	310,787
Ser. 1994-55, Class F, 3.79%, 12/25/2023	342,721	355,021
Ser. 1994-80, Class F, 5.24%, 02/25/2009	412,855	429,229
Ser. 1997-43, Class FM, 5.84%, 07/18/2027	1,363,356	1,418,599
Ser. 1998-T2, Class A5, 6.97%, 01/25/2032	5,312,920	5,510,560
Ser. 1999-51, Class FJ, 5.92%, 10/25/2029	2,397,965	2,496,258
Ser. 2000-45, Class FA, 5.87%, 12/08/2030	3,465,903	3,589,982
Ser. 2000-45, Class FB, 5.87%, 12/18/2030	2,079,542	2,156,755
Ser. 2001-32, Class FA, 5.87%, 07/25/2031	5,256,938	5,461,485
Ser. 2001-38, Class FB, 5.82%, 08/25/2031	651,214	676,227
Ser. 2001-46, Class F, 5.72%, 09/18/2031	3,924,693	4,075,440
Ser. 2001-59, Class F, 5.92%, 11/25/2031	5,043,353	5,250,837
Ser. 2001-62, Class FK, 5.82%, 07/25/2028	306,496	319,230
Ser. 2001-63, Class FD, 5.92%, 12/18/2031	1,412,562	1,465,773
Ser. 2001-69, Class FA, 5.92%, 07/25/2031	2,453,776	2,552,933
Ser. 2001-71, Class FS, 5.92%, 11/25/2031	1,896,464	1,970,123
Ser. 2001-81, Class F, 5.87%, 01/25/2032	1,000,873	1,039,987
Ser. 2001-81, Class FC, 5.97%, 01/18/2032	1,283,466	1,336,563
Ser. 2001-81, Class FL, 5.97%, 01/18/2032	2,702,639	2,809,204
Ser. 2002-04, Class FD, 5.87%, 02/25/2032	3,976,581	4,144,591
Ser. 2002-05, Class FD, 6.22%, 02/25/2032	1,747,943	1,818,612
Ser. 2002-13, Class FE, 6.22%, 02/27/2031	2,854,058	2,973,329
Ser. 2002-20, Class FK, 5.92%, 04/25/2032	4,880,789	5,081,048
Ser. 2002-34, Class FA, 5.82%, 05/18/2032	3,046,981	3,170,444
Ser. 2002-37, Class F, 6.12%, 11/25/2031	3,943,047	4,119,499
Ser. 2002-52, Class FG, 5.82%, 09/25/2032	13,663,234	14,195,963
Ser. 2002-64, Class FJ, 6.32%, 04/25/2032	5,292,524	5,512,375
Ser. 2002-77, Class TF, 6.32%, 12/18/2032	7,206,450	7,433,509
Ser. 2002-92, Class FB, 5.97%, 04/25/2030	2,264,875	2,353,024
Ser. 2002-95, Class FK, 5.82%, 01/25/2033	7,157,428	7,451,526
Ser. 2003-01, Class FI, 5.62%, 09/25/2023	1,602,816	1,665,422
Ser. 2003-102, Class FT, 5.72%, 10/25/2033	2,798,241	2,912,354
Ser. 2003-119, Class FE, 6.32%, 06/25/2027 µ	14,109,280	14,628,925
Ser. 2003-W8, Class 3F2, 5.67%, 05/25/2042	1,429,208	1,485,033
Ser. 2004-17, Class FT, 5.72%, 04/25/2034	8,657,076	8,981,630
Ser. G92-06, Class F, 4.33%, 08/25/2021	198,506	206,218
Ser. G92-20, Class FB, 4.47%, 04/25/2022	1,071,540	1,113,244
Ser. G93-19, Class FD, 3.89%, 04/25/2023	2,682,626	2,783,171
GNMA:
Ser. 2002-57, Class SL, Pro-rata Principal STRIPS, IIFRN, 15.26%, 08/16/2032	1,252,382	1,608,560
Ser. 2002-66, Class DS, Pro-rata Principal STRIPS, IIFRN, 33.45%, 07/16/2031	351,851	704,591

		271,029,177

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $319,029,110)		325,677,687

2

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 83.6%

FIXED-RATE 4.9%
FHLMC:
5.50%, 10/01/2035	$3,360,302	$3,379,153
6.50%, 04/01/2018 – 09/01/2032 µ	10,405,432	10,780,453
7.00%, 11/01/2012 – 09/01/2035	8,111,927	8,451,927
7.50%, 01/01/2016 – 06/01/2016	318,121	331,510
8.50%, 05/01/2020 – 03/01/2023	599,814	644,213
9.75%, 03/01/2016	19,915	20,121
FHLMC 15 year:
5.50%, TBA #	17,500,000	17,538,290
6.00%, TBA #	9,000,000	9,146,250
FHLMC 30 year:
5.50%, TBA #	9,000,000	8,904,375
6.50%, TBA #	17,500,000	17,844,540
FNMA:
6.50%, 08/01/2013 – 09/01/2032	14,542,953	15,139,367
7.00%, 12/01/2007 – 07/01/2033	4,846,461	5,016,007
7.50%, 01/01/2033 – 01/01/2036 µ	16,212,450	17,077,955
8.00%, 12/01/2026 – 05/01/2033	1,129,224	1,188,180
8.50%, 04/01/2026 – 06/01/2030	327,818	351,940
8.80%, 02/01/2032	297,785	328,678
9.00%, 05/01/2021 – 07/01/2030	360,309	389,879
9.50%, 08/01/2021 – 12/01/2024	435,579	475,295
10.00%, 01/01/2021	206,343	229,688
10.50%, 11/01/2019	79,659	85,613
10.75%, 10/01/2012	14,112	14,654
11.00%, 01/01/2016 – 01/01/2018	44,673	49,516
12.50%, 07/15/2015	138,995	154,240
GNMA:
5.625%, 01/20/2019	46,865	48,108
6.50%, 06/20/2034 – 08/20/2034	11,527,736	11,833,489
6.75%, 02/15/2029	163,418	169,437
7.00%, 07/20/2034	435,456	453,673
7.50%, 02/20/2023 – 11/20/2023	38,644	40,286
7.89%, 10/20/2022	1,468,241	1,561,053
8.375%, 10/15/2020	1,786,436	1,888,638
9.00%, 05/15/2016 – 01/20/2025	365,349	402,008

		133,938,536

FLOATING-RATE 78.7%
FHLMC:
4.81%, 12/01/2032 – 11/01/2033 µ	20,061,317	20,449,190
4.92%, 01/01/2017	9,354	9,462
4.93%, 04/01/2020	87,808	90,815
4.97%, 09/01/2026	1,876,268	1,896,812
4.98%, 10/01/2034 µ	22,171,217	22,316,439
5.01%, 11/01/2034 µ	36,396,692	36,685,682
5.07%, 10/01/2035	3,831,040	3,850,540
5.09%, 09/01/2016 – 12/01/2033	11,591,899	11,922,743
5.18%, 06/01/2019	1,135,056	1,149,054
5.23%, 02/01/2018	48,219	49,102
5.25%, 01/01/2017	24,605	25,584
5.26%, 12/01/2033	16,643,704	17,103,403
5.30%, 03/01/2033	25,471,928	25,794,402
5.33%, 10/01/2032	2,482,582	2,524,103
5.39%, 06/01/2017	59,873	62,269
5.44%, 10/01/2018	73,446	76,200

3

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.45%, 01/01/2018	$20,531	$20,488
5.50%, 05/01/2019	15,914	15,911
5.51%, 04/01/2032 – 10/01/2033	5,451,473	5,544,036
5.52%, 05/01/2017	3,885	3,910
5.53%, 03/01/2018 – 01/01/2022	444,568	453,091
5.55%, 08/01/2018 – 01/01/2030	175,192	181,842
5.57%, 06/01/2020	968,217	1,003,896
5.58%, 06/01/2033	4,017,281	4,129,041
5.60%, 06/01/2016 – 07/01/2030	434,982	435,368
5.61%, 08/01/2016 – 01/01/2026	1,049,034	1,049,310
5.625%, 12/01/2017 – 09/01/2018	221,206	221,106
5.65%, 01/01/2021 – 02/01/2037	17,136,991	17,407,803
5.66%, 08/01/2018 – 09/01/2030	1,455,931	1,500,477
5.67%, 03/01/2018 – 06/01/2022	239,335	243,053
5.70%, 01/01/2020	75,208	75,188
5.75%, 09/01/2015 – 04/01/2017	34,773	35,128
5.80%, 07/01/2017	321,447	323,090
5.81%, 03/01/2031	8,244,011	8,488,364
5.82%, 06/01/2031	9,500,394	9,781,415
5.84%, 06/01/2021	598,586	606,030
5.85%, 12/01/2018 – 02/01/2027	353,705	360,929
5.86%, 08/01/2018 – 08/01/2029	99,709	101,347
5.87%, 12/01/2018 – 12/01/2036	13,086,118	13,208,680
5.88%, 01/01/2024 – 07/01/2029	469,546	473,078
5.89%, 07/01/2019 – 10/01/2029	426,709	434,375
5.90%, 07/01/2026 – 02/01/2037	14,300,763	14,508,976
5.91%, 10/01/2032	3,157,366	3,321,012
5.92%, 05/01/2031 – 08/01/2031	1,300,965	1,350,255
5.96%, 06/01/2029	1,602,255	1,667,434
5.98%, 12/01/2017	5,767	5,802
6.00%, 07/01/2018 – 10/01/2019	477,559	483,485
6.03%, 08/01/2030	1,142,674	1,185,559
6.05%, 11/01/2024	426,345	433,179
6.07%, 08/01/2025	8,188	8,512
6.08%, 05/01/2033	4,800,019	4,866,156
6.10%, 10/01/2032	16,455,471	17,106,449
6.11%, 02/01/2018 – 11/01/2020	100,692	102,253
6.14%, 06/01/2020 – 01/01/2027	299,843	304,078
6.16%, 12/01/2032 ##	22,054,312	22,931,632
6.17%, 12/01/2017 – 05/01/2027	404,516	412,690
6.18%, 09/01/2030 – 05/01/2031	329,770	344,815
6.19%, 02/01/2027	3,360,335	3,451,098
6.21%, 05/01/2020 – 05/01/2031	6,993,375	7,267,330
6.22%, 12/01/2018 – 03/01/2025	488,758	490,728
6.25%, 06/01/2018 – 07/01/2031	868,942	896,276
6.26%, 05/01/2020	5,194	5,311
6.27%, 11/01/2024 – 02/01/2026	9,727,889	10,049,511
6.29%, 05/01/2019	19,824	20,298
6.31%, 08/01/2018 – 02/01/2029	699,979	712,539
6.32%, 08/01/2029	1,154,414	1,196,307
6.33%, 04/01/2025 – 09/01/2031	5,617,422	5,868,336
6.35%, 05/01/2028	1,539,906	1,587,889
6.36%, 05/01/2022	13,826	13,995
6.38%, 07/01/2019	4,104	4,231
6.40%, 05/01/2032	1,151,703	1,199,510

4

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
6.43%, 04/01/2019	$59,272	$59,725
6.49%, 01/01/2019 – 05/01/2031	1,618,035	1,681,751
6.54%, 05/01/2027	707,855	730,761
6.57%, 01/01/2024	6,020	6,179
6.60%, 06/01/2024 – 10/01/2025	94,485	98,486
6.625%, 08/01/2019 – 05/01/2026	348,703	359,228
6.64%, 11/01/2029	896,016	933,013
6.65%, 07/01/2028	669,783	690,064
6.72%, 07/01/2028 – 10/01/2037	3,748,592	3,858,324
6.74%, 07/01/2025 – 09/01/2030	472,464	484,061
6.75%, 07/01/2018 – 07/01/2030	1,003,308	1,039,798
6.76%, 08/01/2027 – 06/01/2030	641,107	653,268
6.78%, 04/01/2024	2,527	2,622
6.79%, 08/01/2029 – 01/01/2032	679,112	708,487
6.80%, 11/01/2031	184,779	192,991
6.81%, 10/01/2029	862,112	884,149
6.85%, 02/01/2021	114,312	119,664
6.875%, 07/01/2023 – 10/01/2025	724,628	754,890
6.97%, 07/01/2031 – 03/01/2032	3,397,434	3,496,475
6.99%, 06/01/2022	61,415	62,340
7.00%, 04/01/2018	69,309	70,182
7.03%, 05/01/2025 – 04/01/2031	393,142	405,331
7.04%, 03/01/2020	19,819	20,435
7.05%, 10/01/2030	95,387	98,730
7.08%, 08/01/2027 – 06/01/2032	7,985,050	8,294,400
7.10%, 04/01/2023 – 08/01/2033	4,169,732	4,266,154
7.11%, 08/01/2027	32,427	32,747
7.12%, 07/01/2031	408,994	413,988
7.125%, 11/01/2022	21,256	21,970
7.15%, 07/01/2028	3,847,406	4,003,380
7.16%, 01/01/2023 – 09/01/2032	14,247,299	14,800,529
7.17%, 01/01/2029 – 07/01/2031	2,783,930	2,878,495
7.18%, 12/01/2029 – 12/01/2031	2,776,934	2,831,805
7.20%, 10/01/2024	814,738	848,256
7.22%, 02/01/2031 – 10/01/2031	2,320,223	2,416,227
7.23%, 08/01/2032	1,723,801	1,794,270
7.25%, 10/01/2023 – 03/01/2030	50,947,823	52,916,333
7.27%, 02/01/2030 – 12/01/2032	434,985	451,931
7.28%, 10/01/2033	12,221,456	12,726,324
7.29%, 06/01/2024 – 04/01/2030	341,392	356,540
7.30%, 11/01/2031	55,775	58,209
7.31%, 07/01/2024	82,382	84,584
7.32%, 08/01/2029 – 10/01/2030	12,451,968	12,967,752
7.33%, 10/01/2032	311,903	324,573
7.34%, 12/01/2027 – 12/01/2031	4,801,818	5,013,240
7.35%, 11/01/2029 – 09/01/2032	2,913,102	2,944,701
7.37%, 09/01/2031	847,251	884,860
7.38%, 01/01/2030 – 06/01/2030	2,573,530	2,688,304
7.39%, 01/01/2028 – 12/01/2030	4,522,903	4,718,353
7.40%, 02/01/2023 – 11/01/2032	5,733,555	5,937,841
7.41%, 11/01/2023 – 02/01/2030	1,074,840	1,106,358
7.42%, 03/01/2030	1,072,826	1,122,229
7.43%, 11/01/2026	1,276,714	1,290,989
7.44%, 06/01/2026 – 01/01/2031	32,460,205	33,798,395
7.45%, 11/01/2018 – 04/01/2030	138,789	142,875

5

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
7.47%, 06/01/2030	$319,071	$333,553
7.51%, 04/01/2020 – 11/01/2031	2,042,128	2,131,576
7.54%, 05/01/2028	1,194,159	1,214,130
7.67%, 05/01/2023	139,230	140,374
7.72%, 02/01/2024	61,187	61,845
7.79%, 03/25/2036	63,938,766	68,070,707
7.85%, 03/25/2036	139,016,428	148,923,823
FNMA:
3.73%, 01/01/2017	5,060	5,026
4.22%, 05/01/2018 – 10/01/2018	2,627,236	2,681,071
4.50%, 04/01/2035	10,035,325	10,261,822
4.56%, 04/01/2033	4,057,087	4,177,583
4.57%, 04/01/2033	4,082,754	4,205,032
4.58%, 09/01/2018 – 06/01/2033	3,110,366	3,164,758
4.68%, 01/01/2033	2,379,247	2,444,439
4.83%, 11/01/2032	4,556,142	4,613,144
4.84%, 10/01/2032	7,004,208	7,064,776
4.85%, 10/01/2017 – 06/01/2025	150,231	152,730
4.875%, 05/01/2017 – 01/01/2023	4,083,683	4,126,644
4.90%, 01/01/2033	5,071,050	5,120,886
4.91%, 06/01/2018	150,505	151,199
4.92%, 02/01/2033	1,503,013	1,545,113
5.00%, 06/01/2017	54,318	54,871
5.03%, 05/01/2018 – 05/01/2033	16,344,138	16,686,309
5.04%, 01/01/2018	4,922	4,828
5.05%, 10/01/2035	9,995,474	10,256,955
5.06%, 10/01/2017	981	964
5.07%, 12/01/2032 – 07/01/2035	18,118,782	18,753,663
5.10%, 06/01/2017 – 03/01/2034	30,151,011	31,336,954
5.11%, 03/01/2017	32,469	33,686
5.12%, 11/01/2033	10,588,159	10,983,097
5.125%, 07/01/2017 – 08/01/2017	40,182	40,011
5.13%, 11/01/2017 – 11/01/2033	4,744,676	4,894,717
5.17%, 09/01/2034 ##	25,023,442	26,073,676
5.18%, 09/01/2032	3,332,905	3,388,276
5.21%, 11/01/2023 – 10/01/2032	3,746,836	3,866,509
5.23%, 04/01/2033	1,538,794	1,551,033
5.25%, 09/01/2016 – 10/01/2016	40,385	40,365
5.26%, 01/01/2029	170,591	173,830
5.27%, 12/01/2016 – 02/24/2035	4,004,292	4,141,355
5.28%, 01/01/2023	58,690	60,856
5.30%, 03/01/2014 – 11/01/2014	29,965	31,175
5.31%, 04/01/2018	267	264
5.32%, 11/01/2032	1,022,971	1,026,234
5.33%, 02/01/2029	716,598	730,512
5.375%, 07/01/2015 – 01/01/2029	2,721,015	2,787,490
5.41%, 05/01/2017	369,925	373,679
5.42%, 04/01/2018	37,866	38,363
5.43%, 03/01/2018 ##	5,570,855	5,701,557
5.45%, 06/01/2028 – 04/01/2033	6,900,969	7,069,958
5.46%, 08/01/2032	339,214	345,679
5.47%, 12/01/2017 – 05/01/2028	552,278	554,118
5.50%, 01/01/2017 – 01/01/2033	257,873	269,096
5.51%, 04/01/2020	68,992	71,578
5.53%, 03/01/2018 – 08/01/2032	1,295,793	1,344,601

6

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.54%, 11/01/2018	$195,823	$199,802
5.58%, 04/01/2021	244,750	245,516
5.61%, 10/01/2016 – 02/01/2029	7,448,180	7,529,481
5.62%, 02/01/2019 – 07/01/2028	1,366,825	1,391,355
5.625%, 02/01/2017 – 03/01/2030	6,034,135	6,156,001
5.63%, 09/01/2017 – 01/01/2038	13,296,337	13,494,490
5.64%, 02/01/2017 – 06/01/2020	29,563,037	29,910,010
5.65%, 10/01/2017 – 04/01/2042	29,265,183	29,595,006
5.66%, 09/01/2031 – 01/01/2038	41,452,521	42,068,519
5.67%, 02/01/2018	41,434	42,189
5.68%, 03/01/2035	53,485,389	54,282,856
5.69%, 01/01/2019	570,736	578,022
5.70%, 02/01/2035	8,990,144	9,134,346
5.73%, 06/01/2022 – 02/01/2035	18,287,377	18,527,982
5.75%, 12/01/2016 – 06/01/2022	1,919,295	1,950,977
5.76%, 02/01/2035	7,565,947	7,720,141
5.78%, 09/01/2019	145,071	146,064
5.80%, 11/01/2027	23,149	23,004
5.81%, 10/01/2024	92,450	93,367
5.82%, 06/01/2023 – 11/01/2033	5,959,897	6,083,170
5.83%, 06/01/2019	3,437	3,461
5.85%, 05/01/2028 – 12/01/2031	2,681,198	2,719,498
5.86%, 09/01/2018	172,430	175,277
5.87%, 05/01/2018 – 01/01/2037	8,416,147	8,520,003
5.88%, 10/01/2025 – 08/01/2026	294,468	299,525
5.90%, 07/01/2029	376,777	380,004
5.92%, 06/01/2018 – 07/01/2019	21,488	22,063
5.94%, 09/01/2028 – 07/01/2032	859,059	887,401
5.96%, 06/01/2032 – 02/01/2037	4,086,597	4,189,564
5.97%, 10/01/2017	36,566	36,811
6.00%, 01/01/2019 – 01/01/2036	1,829,062	1,889,419
6.03%, 08/01/2034	4,632,030	4,808,835
6.05%, 01/01/2021 – 03/01/2033	2,697,086	2,757,185
6.08%, 01/01/2021	14,620	14,387
6.09%, 07/01/2028	887,987	908,346
6.12%, 01/01/2019	12,021	12,472
6.125%, 01/01/2022	87,720	86,327
6.15%, 07/01/2017 – 04/01/2034	17,756,780	18,317,838
6.16%, 11/01/2027 – 04/01/2040	1,767,511	1,812,144
6.17%, 06/01/2019	82,830	85,125
6.18%, 03/01/2030 – 05/01/2041	2,488,883	2,578,586
6.19%, 09/01/2031	1,638,549	1,703,779
6.20%, 05/01/2025 – 08/01/2035	32,705,860	33,831,269
6.21%, 04/01/2028 – 12/01/2031	2,075,627	2,124,406
6.22%, 11/01/2017 – 09/01/2032	27,027,646	27,968,245
6.23%, 07/01/2028 – 02/01/2029	4,612,109	4,772,398
6.24%, 10/01/2029 – 01/01/2036	2,905,318	2,983,880
6.25%, 03/01/2014 – 08/01/2026	5,479,987	5,661,965
6.27%, 11/01/2024	912,988	936,835
6.28%, 06/01/2034	1,454,187	1,489,582
6.29%, 10/01/2032 – 09/01/2033	1,016,718	1,042,840
6.30%, 11/01/2019 – 09/01/2034	68,221,689	70,008,391
6.32%, 07/01/2032	429,459	445,580
6.33%, 06/01/2019 – 03/01/2033	2,830,949	2,911,012
6.34%, 12/01/2029 – 05/01/2034	3,222,884	3,341,320

7

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.35%, 01/01/2031 – 12/01/2036	$3,324,099	$3,390,044
6.36%, 01/01/2021 – 06/01/2033	11,381,493	11,636,347
6.37%, 02/01/2034	963,400	994,065
6.38%, 06/01/2030 – 01/01/2041	63,654,023	65,949,327
6.40%, 03/01/2015 – 10/01/2024	589,848	592,486
6.42%, 12/01/2020 – 12/01/2039	1,265,742	1,294,534
6.43%, 12/01/2032	33,417,878	34,779,657
6.46%, 04/01/2031	58,553	58,809
6.50%, 02/01/2017 – 11/01/2022	2,866,937	2,968,332
6.52%, 08/01/2031	1,140,926	1,153,849
6.53%, 09/01/2031	1,149,449	1,158,173
6.54%, 09/01/2017	25,349	26,050
6.56%, 10/01/2018	1,783	1,835
6.58%, 06/01/2032	400,613	405,006
6.59%, 04/01/2034	3,305,963	3,380,095
6.61%, 09/01/2017 – 06/01/2030	1,001,608	1,029,827
6.63%, 11/01/2029	27,049	26,833
6.64%, 03/01/2032	80,103	80,103
6.65%, 09/01/2019 – 02/01/2035	8,523,753	8,914,301
6.66%, 01/01/2033 – 04/01/2034	15,314,794	15,999,472
6.69%, 01/01/2033 – 04/01/2034	903,733	918,371
6.70%, 01/01/2032	1,457,550	1,472,205
6.71%, 06/01/2032	446,806	461,993
6.72%, 02/01/2029	9,092,687	9,619,699
6.73%, 05/01/2017 – 02/01/2035	18,440,969	19,099,179
6.74%, 12/01/2025 – 08/01/2032	453,907	465,407
6.75%, 12/01/2020 – 08/01/2033	28,043	28,586
6.76%, 08/01/2031	832,192	839,934
6.77%, 02/01/2033	1,044,119	1,072,143
6.78%, 04/01/2019	10,285	10,295
6.80%, 01/01/2020 – 06/01/2032	973,767	1,002,132
6.81%, 08/01/2031 – 12/01/2031	2,249,047	2,306,865
6.83%, 06/01/2022 – 08/01/2033	3,225,184	3,299,990
6.84%, 07/01/2026 – 07/01/2032	2,316,054	2,348,426
6.85%, 07/01/2032	21,810,407	22,425,461
6.86%, 05/01/2029	883,127	888,708
6.87%, 09/01/2033	355,974	358,573
6.875%, 06/01/2025	14,352	14,594
6.88%, 05/01/2022	320,116	322,217
6.89%, 07/01/2020	64,772	65,970
6.90%, 06/01/2027	478,182	487,517
6.91%, 06/01/2027	19,186	19,936
6.92%, 04/01/2028 – 01/01/2036	81,561,126	85,377,771
6.93%, 07/01/2030 – 12/01/2035	132,468,226	137,824,631
6.95%, 06/01/2031	1,316,286	1,354,064
6.96%, 07/01/2018 – 03/01/2031	231,599	233,314
6.97%, 04/01/2030	686,850	708,919
6.98%, 08/01/2025	268,970	278,976
7.00%, 01/01/2022 – 02/01/2027	950,039	963,429
7.01%, 10/01/2032	3,982,243	4,127,635
7.02%, 05/01/2032	575,313	579,064
7.03%, 11/01/2017 – 09/01/2033	1,376,658	1,406,920
7.04%, 03/01/2032	1,568,011	1,584,820
7.05%, 09/26/2035	2,914,373	3,049,775
7.07%, 08/01/2028	558,156	564,635

8

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
7.08%, 04/01/2018 – 11/01/2039	$2,084,287	$2,159,836
7.09%, 06/01/2027 – 02/01/2033	2,634,454	2,740,075
7.10%, 12/01/2021 – 07/01/2039	14,346,839	15,011,023
7.11%, 07/01/2018 – 04/01/2034	25,776,140	26,757,580
7.12%, 10/01/2017 – 06/01/2040	11,503,530	11,887,360
7.125%, 01/01/2027 – 01/01/2028	192,379	193,761
7.13%, 12/01/2023 – 09/26/2035	11,354,733	11,803,396
7.14%, 10/01/2018 – 02/01/2020	647,043	662,983
7.15%, 07/01/2019 – 04/01/2034	29,573,827	30,757,318
7.16%, 02/01/2035	24,025,395	24,940,522
7.17%, 08/01/2027	244,257	247,224
7.18%, 12/01/2024 – 04/01/2028	1,932,520	2,003,125
7.19%, 10/01/2009 – 08/01/2032	11,506,029	11,952,560
7.21%, 02/01/2027 – 12/01/2030	6,227,283	6,428,873
7.22%, 01/01/2026 – 08/01/2031	2,628,007	2,727,165
7.23%, 07/01/2025	1,675	1,737
7.24%, 10/01/2029	252,598	254,491
7.25%, 10/01/2021 – 02/01/2035	6,731,154	7,010,265
7.26%, 12/01/2028	307,255	311,191
7.27%, 04/01/2024 – 04/01/2030	549,812	569,034
7.29%, 04/01/2024 – 01/01/2028	780,408	807,265
7.31%, 05/01/2018 – 03/01/2032	1,031,062	1,069,581
7.32%, 05/01/2025 – 04/01/2040	8,951,777	9,235,141
7.34%, 10/01/2031	964,108	972,515
7.35%, 10/01/2024	1,447,757	1,507,202
7.36%, 03/01/2033	579,228	587,146
7.37%, 07/01/2025	12,534	12,963
7.38%, 09/01/2033	398,526	416,735
7.40%, 06/01/2024 – 06/01/2032	456,783	461,792
7.42%, 07/01/2027 – 06/01/2033	2,605,698	2,691,755
7.43%, 09/01/2033	763,357	782,038
7.44%, 11/01/2024	467,554	476,495
7.45%, 08/01/2040	5,277,477	5,523,091
7.46%, 07/01/2024 – 02/01/2030	743,680	748,394
7.47%, 01/01/2028 – 10/01/2029	1,125,385	1,140,066
7.48%, 01/01/2032	870,823	908,661
7.50%, 02/01/2019	8,917	9,215
7.52%, 11/01/2024	266,425	267,421
7.60%, 02/01/2028 – 09/01/2030	91,431	92,784
7.62%, 07/01/2028	995,525	1,008,503
7.625%, 03/01/2024	8,299	8,281
7.64%, 07/01/2033	438,809	462,956
7.68%, 01/01/2025	102,327	106,373
7.70%, 03/01/2030	643,285	654,048
7.72%, 10/01/2025 – 04/01/2034	11,912,314	12,239,538
7.73%, 07/01/2020	781,697	808,193
7.75%, 02/01/2024 – 01/01/2026	11,249	11,243
7.77%, 10/01/2028 – 04/01/2033	948,178	963,936
7.82%, 09/01/2033	444,388	462,013
7.83%, 10/01/2025 – 11/01/2032	150,060	154,146
7.85%, 01/01/2033	480,862	492,443
7.88%, 04/01/2033	3,178,698	3,246,159
7.91%, 08/01/2030	389,885	397,573
7.92%, 01/01/2031	206,122	210,376
7.94%, 05/01/2033	832,222	854,509

9

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued

FLOATING-RATE continued
FNMA:
7.95%, 06/01/2024 – 09/01/2033	$511,778	$521,573
7.96%, 01/01/2033	1,971,986	2,023,317
7.98%, 04/01/2024	1,403,843	1,489,196
7.99%, 11/01/2031	277,488	286,450
8.03%, 03/01/2015 – 11/01/2031	261,878	268,687
8.21%, 12/01/2032	1,452,328	1,495,361
8.30%, 06/01/2033	141,753	145,659
8.375%, 12/01/2024	4,503	4,582
8.50%, 03/01/2032	253,799	265,614
8.54%, 12/01/2050	1,128,001	1,183,870
8.62%, 06/01/2032	351,235	341,293
8.70%, 03/01/2032	488,424	506,485
8.72%, 02/01/2033	146,935	147,939
8.73%, 09/01/2033	111,231	113,843
8.81%, 04/01/2033	129,787	131,442
8.84%, 11/01/2031	311,391	317,397
8.85%, 08/01/2033	55,148	57,714
8.89%, 10/01/2032	50,587	49,975
8.92%, 02/01/2033	117,529	117,913
8.93%, 12/01/2031	201,518	206,955
9.01%, 04/01/2032	475,499	497,628
9.09%, 05/01/2033	61,463	62,411
9.10%, 10/01/2024 – 04/01/2032	268,335	276,733
9.12%, 11/01/2031	129,557	134,676
9.20%, 11/01/2031 – 05/01/2032	846,877	880,138
GNMA:
5.00%, 01/20/2030	447,341	460,466
5.25%, 08/20/2017	31,719	32,606
5.375%, 02/20/2016 – 01/20/2028	27,781,898	28,528,815
5.50%, 02/20/2018 – 04/20/2033	5,425,730	5,549,409
5.625%, 01/20/2016 – 03/20/2033	1,367,226	1,397,408
5.75%, 07/20/2016 – 09/20/2027	9,557,619	9,804,170
5.875%, 04/20/2016 – 12/20/2026	184,387	189,053
6.00%, 12/20/2032	374,958	381,509
6.125%, 09/20/2017 – 12/20/2032	49,799,408	51,093,758
6.25%, 07/20/2022	25,974	26,641
6.375%, 08/20/2015 – 09/20/2015	40,996	41,829
6.50%, 10/20/2015 – 12/20/2017	48,481	49,521

		2,150,333,933

Total Agency Mortgage-Backed Pass Through Securities (cost $2,271,390,703)		2,284,272,469

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 12.1%
FHLMC:
Ser. T-41, Class 3A, 7.50%, 07/25/2032	12,594,965	13,400,035
Ser. T-54, Class 3A, 7.00%, 02/25/2043	43,128,430	44,901,871
Ser. T-54, Class 4A, 5.97%, 02/25/2043	5,820,111	6,038,190
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 10/01/2031	14,466,022	15,259,195
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	1,084,853	1,135,408
Ser. 2001-T12, Class A4, 6.12%, 08/25/2041	17,904,795	18,383,459
Ser. 2001-W03, Class A, 7.00%, 09/25/2041	1,821,644	1,892,943
Ser. 2002-66, Class A3, 5.99%, 04/25/2042	28,575,119	29,075,469
Ser. 2002-T04, Class A3, 7.50%, 12/25/2041	18,872,026	19,650,686
Ser. 2002-T12, Class A5, 6.05%, 10/25/2041	4,116,191	4,315,332
Ser. 2002-W04, Class A6, 6.17%, 02/25/2027	7,949,397	8,247,897

10

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FNMA:

Ser. 2003-07, Class A2, 5.83%, 05/25/2042	$3,666,340	$3,812,334
Ser. 2003-63, Class A8, 5.93%, 01/25/2043	5,298,406	5,395,632
Ser. 2003-W01, Class 2A, 7.50%, 12/25/2042	15,448,300	16,089,250
Ser. 2003-W02, Class 2A8, 5.67%, 07/25/2042	38,558,256	40,395,943
Ser. 2003-W03, Class 1A2, 7.00%, 08/25/2042	11,384,767	12,050,207
Ser. 2003-W04, Class 5A, 6.20%, 10/25/2042	4,559,122	4,730,909
Ser. 2003-W08, Class 4A, 6.03%, 11/25/2042	1,915,479	1,993,286
Ser. 2003-W10, Class 2A, 6.04%, 06/25/2043	8,361,323	8,686,745
Ser. 2003-W18, Class 2A, 5.98%, 06/25/2033	42,653,001	43,914,677
Ser. 2004-T03, Class 2A, 5.96%, 08/25/2043	6,624,336	6,802,607
Ser. 2004-W12, Class 2A, 5.89%, 06/25/2044	21,539,673	22,736,633

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $330,784,113)		328,908,708

YANKEE OBLIGATIONS – GOVERNMENT 0.2%
Instituto Nacional de Habitação U.S. Aid Agcy., FRN, 5.77%, 12/01/2016 (cost $6,250,000)	6,250,000	6,273,625

	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø (cost $461,886)	461,886	461,886

Total Investments (cost $2,927,915,812) 107.8%		2,945,594,375
Other Assets and Liabilities (7.8%)		(214,038,517)

Net Assets 100.0%		$2,731,555,858

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
#	When-issued or delayed delivery security.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FAMC	Federal Agricultural Mortgage Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
STRIPS	Separately Traded Registered Interest and Principal Securities
TBA	To Be Announced

As of March 31, 2007, reverse repurchase agreements outstanding were as follows:

Repurchase Amount	Counterparty	Interest Rate	Maturity Date

$176,093,165	UBS Warburg	5.46%	4/2/2007

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $2,930,428,759. The gross unrealized appreciation and depreciation on securities based on tax cost was $26,024,801 and $10,859,185, respectively, with a net unrealized appreciation of $15,165,616.

11

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 6.3%
FIXED-RATE 1.4%
GNMA, Ser. 2005-12, Class A, 4.04%, 05/16/2021 ##	$4,155,661	$4,079,054

FLOATING-RATE 4.9%
FHLMC:
6.30%, 12/15/2031 – 01/15/2032	8,718,032	8,924,708
7.85%, 03/25/2036	2,069,028	2,216,483
Ser. R001, Class AE, 4.375%, 04/15/2015	2,653,157	2,594,284

		13,735,475

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $17,909,411)		17,814,529

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 20.4%
FIXED-RATE 20.4%
FHLMC:
4.00%, 12/01/2014	3,931,469	3,811,176
5.50%, 01/01/2018 – 11/01/2018	6,619,343	6,651,601
FHLMC 15 year, 5.50%, TBA #	5,000,000	5,010,940
FHLMC 30 year:
5.50%, TBA #	8,500,000	8,409,687
6.50%, TBA #	9,000,000	9,177,192
FNMA:
3.72%, 05/01/2008	3,205,000	3,165,054
5.50%, 07/01/2014 – 08/01/2014 ##	11,952,989	12,044,717
5.58%, 06/01/2011	9,000,000	9,136,075
6.50%, 08/01/2010	21,513	21,744
GNMA:
6.50%, 12/15/2008 – 10/15/2010	42,046	42,384
9.00%, 03/15/2009 – 04/15/2021	112,008	120,603
14.00%, 02/15/2012 – 06/15/2012	246,333	280,081

Total Agency Mortgage-Backed Pass Through Securities (cost $58,570,129)		57,871,254

ASSET-BACKED SECURITIES 4.5%
Capital Auto Receivables Asset Trust, Ser. 2004-2, Class A4, 3.75%, 07/15/2009	3,000,000	2,958,386
Chase Manhattan Auto Owner Trust, Ser. 2005-B, Class A2, 4.77%, 03/15/2008	157,155	157,123
CPS Auto Trust, Ser. 2005-D, Class A1, 4.93%, 12/15/2015 144A	1,140,599	1,137,919
Credit-Based Asset Servicing and Securitization, LLC, Ser. 2003-CB3, Class AF1, 2.88%, 12/25/2032	506,793	492,948
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.93%, 06/25/2024	369,813	370,726
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 6.86%, 05/24/2035 144A	2,801,535	2,803,748
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	502,468	502,593
Residential Asset Mtge. Products, Inc., Ser. 2001-RS1, Class AI4, 7.51%, 03/25/2031	978,869	977,033
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.91%, 01/25/2035 144A	3,000,000	3,034,050
UPFC Auto Receivables Trust, Ser. 2005-B, Class A2, 4.82%, 10/15/2008	488,064	487,978

Total Asset-Backed Securities (cost $12,997,724)		12,922,504

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.0%
FIXED-RATE 0.0%
Diversified REIT, Ser. 1999-1A, Class A1, 6.78%, 09/18/2007 144A (cost $139,423)	126,246	126,733

CORPORATE BONDS 30.1%
CONSUMER DISCRETIONARY 2.4%
Automobiles 1.0%
DaimlerChrysler AG, 4.05%, 06/04/2008	3,000,000	2,955,804

Household Durables 0.3%
Black & Decker Corp., 6.55%, 07/01/2007 144A	1,000,000	1,000,573

Media 1.1%
Time Warner, Inc., 6.15%, 05/01/2007	3,000,000	3,000,852

1

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 20.5%
Capital Markets 7.6%
Allied Capital Corp., 6.625%, 07/15/2011	$3,000,000	$3,068,493
American Capital Strategies, Ltd., Ser. A, 5.92%, 09/01/2009 ☐ +	3,500,000	3,479,700
Bear Stearns Cos., FRN, 5.66%, 01/30/2009	4,000,000	4,019,328
Lehman Brothers Holdings, Inc., FRN, 2.99%, 09/28/2007	3,000,000	2,977,620
Merrill Lynch & Co., Inc., FRN, 5.60%, 09/09/2009	4,000,000	4,017,440
Morgan Stanley, FRN, 5.49%, 01/18/2008	4,000,000	4,004,472

		21,567,053

Commercial Banks 3.7%
First Tennessee Bank, 5.32%, 12/08/2008	3,500,000	3,495,233
Fleet Capital Trust V, FRN, 6.35%, 12/18/2028	4,000,000	4,028,248
Popular, Inc., 4.25%, 04/01/2008	3,000,000	2,957,403

		10,480,884

Consumer Finance 1.1%
HSBC Finance Corp., 7.35%, 06/15/2022	3,000,000	2,998,863

Diversified Financial Services 2.9%
Citigroup, Inc., FRN, 5.64%, 11/05/2014	4,000,000	4,035,456
JPMorgan Chase Capital XIII, FRN, 6.30%, 09/30/2034	4,000,000	4,080,460

		8,115,916

Insurance 2.1%
American International Group, Inc., 2.875%, 05/15/2008	2,000,000	1,950,596
Genworth Financial, Inc., FRN, 5.50%, 06/15/2007	4,000,000	4,001,552

		5,952,148

Thrifts & Mortgage Finance 3.1%
Fannie Mae, FRN, 3.68%, 02/17/2009	5,000,000	4,921,200
Washington Mutual, Inc., FRN, 5.66%, 01/15/2010	4,000,000	4,004,288

		8,925,488

INDUSTRIALS 1.4%
Industrial Conglomerates 1.4%
General Electric Co., 3.45%, 07/16/2007	4,000,000	3,979,740

INFORMATION TECHNOLOGY 0.4%
Software 0.4%
Intuit, Inc., 5.40%, 03/15/2012 ρ	1,000,000	998,026

MATERIALS 1.4%
Chemicals 1.4%
E.I. DuPont de Nemours & Co., 5.25%, 12/15/2016	4,000,000	3,941,496

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.1%
SBC Communications, Inc., 7.25%, 11/01/2027	3,150,000	3,251,808

Wireless Telecommunication Services 1.1%
Nextel Partners, Inc., 8.125%, 07/01/2011	3,000,000	3,133,773

UTILITIES 1.8%
Electric Utilities 1.1%
Entergy Corp., 3.60%, 06/01/2008	3,000,000	2,941,158

Multi-Utilities 0.7%
Dominion Resources, Inc., 6.30%, 09/30/2066	2,000,000	2,039,482

Total Corporate Bonds (cost $85,532,128)		85,283,064

U.S. TREASURY OBLIGATIONS 12.7%
U.S. Treasury Notes:
4.625%, 03/31/2008 ρ	12,500,000	12,470,713
4.875%, 04/30/2008 ρ	5,000,000	5,000,980

2

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS continued
U.S. Treasury Notes:
5.00%, 07/31/2008 ρ	$14,500,000	$14,543,050
5.125%, 06/30/2008 ρ	4,000,000	4,015,628

Total U.S. Treasury Obligations (cost $35,972,194)		36,030,371

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 10.4%
FIXED-RATE 4.9%
Banc America Comml. Mtge., Inc., Ser. 2006-2, Class A1, 5.61%, 05/10/2045	2,724,459	2,761,239
Harborview Net Interest Margin Corp.:
Ser. 2006, Class B1, 6.41%, 12/19/2036 144A	6,824,219	6,799,105
Ser. 2007, Class B1, 6.41%, 03/19/2037 144A	4,365,047	4,362,122

		13,922,466

FLOATING-RATE 5.5%
First Horizon Alternative Mtge. Securities, Ser. 2005-AA10, Class 2A1, 5.76%, 12/25/2035 ##	2,659,448	2,685,218
GSR Mtge. Loan Trust, Ser. 2005-AR1, Class 2A1, 4.93%, 01/25/2035 ##	6,202,962	6,156,936
Harborview Mtge. Loan Trust, Ser. 2004-7, Class B4, 5.33%, 11/19/2034	3,466,006	3,339,670
Structured Asset Securities Corp.:
Ser. 2004-2AC, Class B2, 4.99%, 02/25/2034	646,379	635,959
Ser. 2006-RF3, Class 2A, 5.78%, 10/25/2036 144A	2,706,401	2,732,816

		15,550,599

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $29,479,769)		29,473,065

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 3.0%
FLOATING-RATE 3.0%
Banc America Funding Corp., Ser. 2006-D, Class 2A1, 5.86%, 05/20/2036	3,900,769	3,921,677
Banc America Mtge. Securities, Inc., Ser. 2002-E, Class A1, 7.39%, 05/20/2032	44,862	45,097
IndyMac INDX Mtge. Loan Trust:
Ser. 2005-AR3, Class 4A1, 5.47%, 04/25/2035	1,955,025	1,953,481
Ser. 2006-AR6, Class N1, 6.65%, 06/25/2046 144A	2,596,092	2,599,701

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $8,550,119)		8,519,956

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 2.9%
FIXED-RATE 2.0%
Countrywide Alternative Loan Trust, Ser. 2004-30CB, Class 1A3, 5.50%, 02/25/2035	4,982,222	4,946,825
MASTR Resecuritization Trust, Ser. 2005-2, 4.75%, 03/28/2034	959,257	936,167

		5,882,992

FLOATING-RATE 0.9%
Countrywide Home Loans, Inc., Ser. 2004-HYB8, Class 1M2, 7.19%, 01/20/2035	2,527,957	2,578,086

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $8,563,925)		8,461,078

YANKEE OBLIGATIONS-CORPORATE 11.1%
CONSUMER STAPLES 0.4%
Beverages 0.4%
SABMiller plc, FRN, 5.66%, 07/01/2009 144A	1,000,000	1,002,076

FINANCIALS 9.3%
Commercial Banks 1.8%
KfW Bankengruppe, 3.25%, 07/16/2007	5,000,000	4,969,895

Diversified Financial Services 3.9%
Preferred Term Securities, Ltd., FRN:
6.92%, 03/24/2034 144A	5,000,000	5,101,500
6.92%, 06/24/2034 144A	3,000,000	3,062,310
6.95%, 12/22/2036 144A	3,000,000	3,013,830

		11,177,640

Insurance 2.2%
Oil Insurance, Ltd., Ser. A, 7.56%, 12/29/2049 144A	3,000,000	3,167,835
Zurich Financial Services AG, 8.38%, 06/01/2037 144A	3,000,000	3,132,756

		6,300,591

3

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
Real Estate Investment Trusts 1.4%
Westfield Capital Corp., Ltd., FRN, 5.66%, 11/02/2007 144A	$4,000,000	$4,007,924

INDUSTRIALS 1.0%
Machinery 1.0%
CNH Global NV, 3.48%, 09/15/2011	3,000,000	2,952,567

TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
Telecom Italia Capital, 4.875%, 10/01/2010	1,000,000	985,079

Total Yankee Obligations-Corporate (cost $31,082,041)		31,395,772

	Shares	Value

PREFERRED STOCKS 1.3%
FINANCIALS 1.3%
Thrifts & Mortgage Finance 1.3%
Fannie Mae, Ser. O, Var. Rate Pfd. (cost $3,902,500)	70,000	3,692,500

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 6.3%
CORPORATE BONDS 0.6%
Insurance 0.3%
Metropolitan Life Global Funding, 5.31%, 04/30/2008	$750,000	750,000

Diversified Financial Services 0.3%
Canadian Imperial Bank, 5.33%, 08/15/2007	1,000,000	1,000,000
REPURCHASE AGREEMENTS ^ 5.7%

Bank of America Corp., 5.46%, dated 03/30/2007, maturing 04/02/2007, maturity value $1,079,764	1,079,273	1,079,273
Nomura Securities, 5.41% dated 03/30/2007, maturing 04/02/2007, maturity value $15,006,763	15,000,000	15,000,000

		16,079,273

Total Investments of Cash Collateral from Securities Loaned (cost $17,829,273)		17,829,273

SHORT-TERM INVESTMENTS 4.8%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bill, 4.96%, 04/26/2007 † ƒ	500,000	498,339

COMMERCIAL PAPER 4.2%
Consolidated Natural Gas, 5.20%, 04/05/2007	3,000,000	2,998,670
DaimlerChrysler AG, 5.35%, 04/30/2007	3,000,000	2,987,563
Reed Elsevier NV, 5.30%, 05/17/2007	3,000,000	2,995,592
Virginia Electric and Power, 5.35%, 05/23/2007	3,000,000	2,992,449

		11,974,274

	Shares	Value

MUTUAL FUND SHARES 0.4%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	1,084,058	1,084,058

Total Short-Term Investments (cost $13,556,671)		13,556,671

Total Investments (cost $324,085,307) 113.8%		322,976,770
Other Assets and Liabilities (13.8%)		(39,210,234)

Net Assets 100.0%		$283,766,536

4

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
ρ	All or a portion of this security is on loan.
^	Collateralized by U.S. Government Agency Obligations at period end.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

At March 31, 2007, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at March 31, 2007	Unrealized Gain
June 2007	260 2-Year U.S. Treasury Note Futures	$53,110,103	$53,271,563	$161,460

At March 31, 2007, the Fund had open short futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at March 31, 2007	Unrealized Loss
June 2007	30 5-Year U.S. Treasury Note Futures	$3,157,849	$3,173,906	$16,057
June 2007	40 10-Year U.S. Treasury Note Futures	4,307,028	4,325,000	17,972

At March 31, 2007, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain
6/20/2012	Goldman Sachs Group, Inc.	Sara Lee, 6.125%, 11/1/2032	$2,500,000	0.35%	Quarterly	$24

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Loss
6/20/2012	Goldman Sachs Group, Inc.	Dow Jones CDX North America Investment Grade Index	$2,500,000	0.35%	Quarterly	$253

On March 31, 2007 the aggregate cost of securities for federal income tax purposes was $324,085,307. The gross unrealized appreciation and depreciation on securities based on tax cost was $972,253 and $2,080,790, respectively, with a net unrealized depreciation of $1,108,537.

5

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $10,852,661. The gross unrealized appreciation and depreciation on securities based on tax cost was $579,961 and $0, respectively, with a net unrealized appreciation of $579,961.

1

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.7%
FIXED-RATE 9.3%
FHLMC:
6.98%, 10/01/2020	$15,430,463	$16,334,226
7.30%, 12/01/2012	1,991,258	2,120,092
FNMA:
4.44%, 04/01/2013	3,939,472	3,826,328
4.83%, 02/01/2013	11,124,066	10,997,062
5.68%, 08/01/2016	9,589,978	9,973,673
6.02%, 01/01/2009	3,156,726	3,176,483
6.14%, 02/01/2008	4,007,749	3,998,455
6.20%, 05/01/2011	133,858	138,602
6.23%, 12/01/2008	68,284	68,172
6.25%, 02/01/2011	145,000	150,098
6.26%, 03/01/2011	2,596,379	2,675,645
6.29%, 06/01/2011	3,333,347	3,464,023
6.37%, 01/01/2008	2,094,252	2,092,983
6.50%, 07/01/2011	2,429,440	2,544,388
6.79%, 12/01/2007	2,996,927	2,995,790
6.91%, 07/01/2009	9,129,150	9,378,059
6.97%, 11/01/2007	3,861,163	3,899,463
7.01%, 12/01/2010	4,148,583	4,371,748
7.02%, 07/01/2009	22,691	23,263
7.09%, 07/01/2009	3,733,870	3,843,211

		86,071,764

FLOATING-RATE 0.4%
FNMA:
6.12%, 02/01/2012	129,514	134,916
7.25%, 12/01/2010	3,725,556	3,962,650

		4,097,566

Total Agency Commercial Mortgage-Backed Securities (cost $ 93,629,005)		90,169,330

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.5%
FIXED-RATE 5.5%
FHLMC:
Ser. 2693, Class PD, 4.50%, 04/15/2017	8,258,000	8,061,483
Ser. 2709, Class PE, 5.00%, 12/15/2022	8,951,500	8,726,163
Ser. 2773, Class EB, 4.50%, 08/15/2013	11,940,000	11,853,608
Ser. 2780, Class LD, 5.00%, 03/15/2029	6,703,000	6,625,929
Ser. 2807, Class ND, 5.50%, 04/15/2029	14,620,000	14,691,189
Ser. 2929, Class PD, 5.00%, 09/15/2030	70,000	68,724
Ser. 2941, Class XC, 5.00%, 12/15/2030	120,000	118,016
Ser. 3072, Class NK, 5.00%, 05/15/2031	208,466	206,492
FNMA:
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	85,000	83,048
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	189,204	186,905

		50,621,557

FLOATING-RATE 0.0%
FHLMC, Ser. 1935, Class FL, 6.08%, 02/15/2027	27,056	27,433

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $ 51,226,001)		50,648,990

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 12.2%
FIXED-RATE 9.6%
FHLMC:
5.00%, 04/01/2021	2,612,617	2,578,480
6.50%, 09/01/2019	4,829,146	4,952,087
FHLMC 30 year, 5.50%, TBA #	19,505,000	19,303,864

1

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
4.10%, 07/01/2013	$129,289	$123,389
4.64%, 03/01/2013	94,010	92,112
5.00%, 10/01/2020	79,387	78,342
5.39%, 01/01/2012	3,910,947	3,961,065
5.43%, 04/01/2036	11,327,447	11,363,393
5.51%, 02/01/2036	10,115,853	10,198,740
5.71%, 09/01/2012	7,423,029	7,579,659
5.77%, 06/01/2013	173,547	178,989
5.89%, 11/01/2011	135,225	139,381
6.13%, 10/01/2008	61,723	62,026
6.30%, 02/01/2011	3,618,468	3,752,437
6.35%, 02/01/2008	68,567	68,615
6.50%, 07/01/2017 – 08/01/2017	2,296,547	2,353,385
6.75%, 08/01/2007	131,483	131,165
7.00%, 10/01/2007 – 08/01/2032	1,427,947	1,487,072
7.50%, 04/01/2030 – 03/01/2032	289,161	302,569
FNMA 15 year:
5.00%, TBA #	13,165,000	12,983,981
5.50%, TBA #	5,920,000	5,934,800
GNMA, 8.05%, 06/15/2019 – 10/15/2020	987,154	1,050,416

		88,675,967

FLOATING-RATE 2.6%
FHLMC, 5.47%, 05/01/2036	7,875,147	7,921,175
FNMA:
5.63%, 05/01/2036	55,814	56,243
5.64%, 06/01/2017	12,124	12,251
5.87%, 07/01/2036	7,906,276	7,969,524
5.93%, 11/01/2036	8,012,393	8,085,354

		24,044,547

Total Agency Mortgage-Backed Pass Through Securities (cost $ 112,472,456)		112,720,514

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%

FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $ 6,231,646)	5,982,226	5,953,121

ASSET-BACKED SECURITIES 4.0%
American Home Mtge. Backed Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035	25,000	24,073
Credit Suisse Mtge. Capital Cert., Ser. 2007-3, Class 1A3A, 5.75%, 04/25/2037	5,640,000	5,625,900
CSAB Mtge. Backed Trust, Ser. 2006-2, Class A3A, 5.80%, 09/25/2036	5,255,000	5,245,488
Deutsche Securities, Inc.:
Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	35,000	34,676
Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	60,000	61,010
JPMorgan Alternative Loan Trust, Ser. 2006-S2, Class A6, 6.05%, 05/25/2036	5,625,000	5,680,519
Lehman XS Trust:
Ser. 2005-1, Class 3A3A, 5.11%, 07/25/2035	65,000	61,250
Ser. 2005-6, Class 3A2B, 5.42%, 11/25/2035	95,000	94,243
Ser. 2005-6, Class 3A3A, 5.76%, 11/25/2035	105,000	101,701
Morgan Stanley Mtge. Loan Trust, Ser. 2006-12XS, Class A3, 5.80%, 10/25/2036	60,000	60,025
Nomura Asset Acceptance Corp.:
Ser. 2006-AF1, Class 1A3, 6.41%, 05/25/2036	6,741,000	6,913,030
Ser. 2006-AP1, Class A2, 5.52%, 01/25/2036	120,000	119,638
Structured Asset Securities Corp., Ser. 2004-9XS, Class 1A4A, 5.56%, 05/25/2034	5,048,917	5,019,624
Vanderbilt Mtge. & Fin., Inc., Ser. 1997-B, Class 1A6, 7.60%, 06/07/2025	8,000,000	8,229,477

Total Asset-Backed Securities (cost $37,561,307)		37,270,654

2

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 15.8%
FIXED-RATE 13.3%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-1, Class A4, 4.76%, 11/10/2039	$165,000	$160,431
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	8,950,000	8,734,304
Ser. 2004-6, Class A5, 4.81%, 12/10/2042	5,095,000	4,946,280
Citigroup/Deutsche Bank Comml. Mtge. Trust, Ser. 2006-CD3, Class A5, 5.62%, 10/15/2048	3,700,000	3,760,940
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	3,902,660	3,828,291
Ser. 2006-C8, Class A4, 5.31%, 12/10/2046	105,000	104,353
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	12,530,000	12,282,744
GE Capital Comml. Mtge. Corp., Ser. 2003-C1, Class A1, 3.09%, 01/10/2038	2,496,825	2,458,958
GMAC Comml. Mtge. Securities, Inc., Ser. 2003-C3, Class A4, 5.02%, 04/10/2040	12,725,000	12,574,412
Goldman Sachs Mtge. Securities Corp. II, Ser. 2003-C1, Class A1, 2.90%, 01/10/2040	3,204,179	3,172,617
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-Ml1, Class A2, 4.77%, 03/12/2039	240,000	234,837
Ser. 2003-PM1, Class A4, 5.33%, 08/12/2040	8,370,000	8,415,284
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	10,295,000	9,779,180
Ser. 2004-CB9, Class A1, 3.48%, 06/12/2041	3,613,527	3,530,580
Ser. 2004-PNC1, Class A1, 2.80%, 06/12/2041	98,399	96,258
Ser. 2007-LDPX, Class A3, 5.42%, 05/15/2049	10,540,000	10,596,073
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C1, Class A4, 4.39%, 03/15/2032	110,000	105,681
Ser. 2003-C3, Class A4, 4.17%, 05/15/2032	180,000	170,443
Ser. 2003-C7, Class A1, 3.33%, 09/15/2027	265,860	260,944
Ser. 2003-C7, Class A4, 4.93%, 09/15/2035	130,000	128,142
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	4,440,000	4,436,284
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%, 12/12/2049	22,870,000	22,500,833
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	6,196,399	6,238,717
Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	90,000	88,236
Ser. 2004-IQ7, Class A4, 5.43%, 06/15/2038	175,000	176,995
Wachovia Bank Comml. Mtge. Trust:
Ser. 2003-C04, Class A1, 3.00%, 04/15/2035	103,842	102,054
Ser. 2004-C12, Class A1, 3.40%, 07/15/2041	4,002,827	3,918,531

		122,802,402

FLOATING-RATE 2.5%
Banc of America Comml. Mtge., Inc., Ser. 2004-3, Class A5, 5.30%, 06/10/2039	105,000	106,226
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2002, Class E, 7.10%, 10/15/2036 144A	5,000,000	5,419,902
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.38%, 06/12/2041	10,000,000	10,153,897
Ser. 2004-PNC1, Class A4, 5.37%, 06/12/2041	70,000	70,676
Morgan Stanley Dean Witter, Ser. 2001, Class E, 7.30%, 07/15/2033 144A	7,000,000	7,696,491
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A4, 5.23%, 07/15/2041	70,000	70,242

		23,517,434

Total Commercial Mortgage-Backed Securities (cost $147,438,127)		146,319,836

CORPORATE BONDS 29.6%
CONSUMER DISCRETIONARY 5.0%
Automobiles 0.1%
DaimlerChrysler AG, 7.30%, 01/15/2012	1,250,000	1,350,661

Media 2.7%
Comcast Corp.:
6.20%, 11/15/2008	965,000	979,941
6.75%, 01/30/2011	10,175,000	10,723,717
Time Warner, Inc., 6.875%, 05/01/2012	12,355,000	13,179,808

		24,883,466

3

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 1.0%
Federated Retail Holdings, Inc., 5.90%, 12/01/2016	$2,200,000	$2,195,787
May Department Stores Co., 7.45%, 09/15/2011	6,680,000	7,150,800

		9,346,587

Specialty Retail 1.2%
Home Depot, Inc., 5.40%, 03/01/2016	5,620,000	5,497,428
Lowe’s Companies, Inc., 5.40%, 10/15/2016	5,280,000	5,252,533

		10,749,961

CONSUMER STAPLES 2.7%
Beverages 0.8%
Molson Coors Brewing Co., 6.375%, 05/15/2012	7,000,000	7,296,177

Food & Staples Retailing 0.8%
Safeway, Inc., 4.80%, 07/16/2007	7,525,000	7,506,594

Food Products 1.1%
General Mills, Inc., 6.00%, 02/15/2012	10,170,000	10,530,384

FINANCIALS 13.5%
Capital Markets 3.5%
Bank of New York Co., 7.30%, 12/01/2009	5,000,000	5,266,010
Goldman Sachs Group, Inc., 5.30%, 02/14/2012	5,085,000	5,091,870
Legg Mason, Inc., 6.75%, 07/02/2008	10,015,000	10,163,272
Merrill Lynch & Co., Inc., 4.125%, 09/10/2009	5,025,000	4,930,575
Morgan Stanley, 5.625%, 01/09/2012	7,000,000	7,099,316
Northern Trust Corp., 7.10%, 08/01/2009	50,000	52,131

		32,603,174

Commercial Banks 3.0%
Firstar Bank, 7.125%, 12/01/2009	95,000	99,923
National City Corp.:
4.50%, 03/15/2010	10,250,000	10,051,796
6.20%, 12/15/2011	2,675,000	2,787,486
PNC Financial Services Group, Inc., 6.125%, 02/15/2009	3,535,000	3,595,583
SunTrust Banks, Inc., 6.375%, 04/01/2011	10,760,000	11,239,853

		27,774,641

Consumer Finance 1.5%
American General Finance Corp., 3.875%, 10/01/2009	3,000,000	2,913,564
Caterpillar Financial Services Corp., 3.70%, 08/15/2008	160,000	156,782
General Electric Capital Corp., 6.125%, 02/22/2011	135,000	140,028
HSBC Finance Corp.:
4.625%, 09/15/2010	5,000,000	4,912,690
5.70%, 06/01/2011	6,000,000	6,097,092

		14,220,156

Diversified Financial Services 0.1%
Verizon Global Funding Corp., 6.125%, 06/15/2007	860,000	860,924

Insurance 3.6%
Genworth Financial, Inc., 4.75%, 06/15/2009	10,875,000	10,812,751
MetLife, Inc., 5.00%, 06/15/2015	13,095,000	12,734,468
Nationwide Financial Services, Inc., 5.90%, 07/01/2012	75,000	77,112
Prudential Financial, Inc., 5.10%, 09/20/2014	9,525,000	9,363,561

		32,987,892

Real Estate Investment Trusts 1.1%
Archstone-Smith Trust, 5.25%, 05/01/2015	75,000	74,164
Duke Realty Corp.:
3.35%, 01/15/2008	10,060,000	9,887,662
3.50%, 11/01/2007	95,000	93,944

		10,055,770

4

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Thrifts & Mortgage Finance 0.7%
Washington Mutual, Inc., 5.00%, 03/22/2012	$7,060,000	$6,894,782

HEALTH CARE 1.3%
Health Care Providers & Services 1.0%
WellPoint, Inc., 5.00%, 01/15/2011	9,095,000	9,056,919

Pharmaceuticals 0.3%
Allergan, Inc., 5.75%, 04/01/2016	2,555,000	2,613,459

INDUSTRIALS 1.2%
Road & Rail 1.2%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	11,100,000	11,377,333

MATERIALS 0.7%
Chemicals 0.7%
E.I. DuPont de Nemours & Co., 5.25%, 12/15/2016	6,115,000	6,025,562

TELECOMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 2.3%
SBC Communications, Inc.:
5.875%, 02/01/2012	2,850,000	2,927,990
6.25%, 03/15/2011	8,610,000	8,945,971
Verizon Communications, Inc., 5.875%, 01/17/2012	8,555,000	8,751,055

		20,625,016

Wireless Telecommunication Services 1.9%
Cingular Wireless, 8.125%, 05/01/2012	5,825,000	6,563,954
Sprint Nextel Corp., 6.00%, 12/01/2016	11,415,000	11,253,877

		17,817,831

UTILITIES 1.0%
Electric Utilities 1.0%
Carolina Power & Light Co., 6.50%, 07/15/2012	8,730,000	9,270,474

Gas Utilities 0.0%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	145,000	153,359

Total Corporate Bonds (cost $274,502,652)	.	274,001,122

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.1%
FNMA, 3.75%, 05/17/2007 (cost $1,257,613)	1,250,000	1,247,613

U.S. TREASURY OBLIGATIONS 13.5%
U.S. Treasury Notes:
3.375%, 11/15/2008	84,805,000	83,075,826
4.875%, 08/15/2016 ##	41,530,000	42,201,623

Total U.S. Treasury Obligations (cost $125,211,196)	.	125,277,449

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.4%
FIXED-RATE 2.0%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	7,800,000	7,712,855
Harborview Net Interest Margin Corp.:
Ser. 2006-12, Class N1, 6.41%, 12/19/2036 144A	4,095,264	4,102,144
Ser. 2006-14, Class N1, 6.41%, 12/19/2036 144A	2,718,766	2,717,080
Sharps, LLC, Net Interest Margin Trust, Ser. 2006-OA1N, Class N1, 7.00%, 02/25/2047 144A	3,487,341	3,483,854

		18,015,933

FLOATING-RATE 1.4%
Washington Mutual, Inc., Ser. 2005-AR12, Class 1A4, 4.84%, 10/25/2035	13,600,000	13,327,320

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $31,501,607)	.	31,343,253

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.3%
FLOATING-RATE 1.3%
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-8, Class 1A2A, 5.10%, 10/25/2035	82,931	82,401
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 6.71%, 02/20/2021	219,438	218,885

5

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
Fund America Investors Corp., Ser. 1993-A, Class A5, 7.01%, 06/25/2023	$776,809	$777,200
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.85%, 06/25/2036	9,469,152	9,549,237
Perpetual Savings Bank, Ser. 1990-1, Class 1, 7.10%, 04/01/2020	1,162,851	1,159,195

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $11,680,573)	.	11,786,918

YANKEE OBLIGATIONS – CORPORATE 1.1%
TELECOMMUNICATION SERVICES 1.1%
Wireless Telecommunication Services 1.1%
Vodafone Group plc, 7.75%, 02/15/2010 (cost $9,950,103)	9,345,000	9,981,133

	Shares	Value

MUTUAL FUND SHARES 1.9%
MFS Charter Income Trust	202,400	1,732,544
MFS Intermediate Income Trust	538,800	3,362,112
MFS Multimarket Income Trust	323,942	1,982,525
Putnam Master Intermediate Income Trust	380,595	2,496,703
Putnam Premier Income Trust	716,509	4,721,794
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	259,918	3,087,826

Total Mutual Fund Shares (cost $16,469,582)	.	17,383,504

SHORT-TERM INVESTMENTS 4.0%
MUTUAL FUND SHARES 4.0%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø (cost $37,575,949)	37,575,949	37,575,949

Total Investments (cost $956,707,817) 102.7%		951,679,386
Other Assets and Liabilities (2.7%)		(24,856,219)

Net Assets 100.0%		$926,823,167

#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

At March 31, 2007, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Loss
03/20/2012	Morgan Stanley	XL Capital, Ltd., 5.25%, 09/15/2014	$2,000,000	0.23%	Quarterly	$9,504
Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Loss
12/20/2011	Morgan Stanley	Dow Jones CDX North America Investment Grade Index	$2,000,000	0.40%	Quarterly	$2,114

6

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

At March 31, 2007, the Fund had the following open total return swap agreements:

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Loss

06/01/2007	$10,000,000	Agreement dated 11/07/2006 to receive 30 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the Lehman notional amount.	Lehman Brothers	$4,585
06/01/2007	7,000,000	Agreement dated 11/15/2006 to receive 20 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the Lehman notional amount.	Citibank NA	3,773
08/31/2007	10,000,000	Agreement dated 02/27/2007 to receive 25 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the Lehman notional amount.	Morgan Stanley	4,988
09/01/2007	5,000,000	Agreement dated 02/27/2007 to receive 30 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the Lehman notional amount.	Lehman Brothers	2,292
09/01/2007	7,000,000	Agreement dated 02/28/2007 to receive 25 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the Lehman notional amount.	Goldman Sachs	3,491
10/01/2007	5,000,000	Agreement dated 03/22/2007 to receive 32.5 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the Lehman notional amount.	Goldman Sachs	9,508

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $958,100,542. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,210,681 and $10,631,837, respectively, with a net unrealized depreciation of $6,421,156.

7

EVERGREEN INSTITUTIONAL ENHANCED INCOME FUND SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 20.6%
Altius Funding, Ltd., Ser. 2006-3A, Class A1A, FRN, 5.44%, 12/02/2041 144A	$18,963,347	$18,977,570
Capital One Auto Fin. Trust, Ser. 2007-A, Class A2, 5.33%, 05/15/2010	10,000,000	10,005,300
Carlyle Loan Investment, Ltd., Ser. 2006-6A, Class 1, FRN, 5.40%, 11/15/2007 144A ☐ +	10,000,000	10,000,000
Chase Funding Mtge. Loan, Ser. 2003-2, Class 2A2, FRN, 5.60%, 02/25/2033	807,057	807,559
CPS Auto Trust:
Ser. 2006-A, Class 1A2, 5.22%, 01/15/2010 144A	3,760,771	3,758,421
Ser. 2006-D, Class A2, 5.32%, 08/15/2010 144A	11,999,998	11,999,998
First Horizon Asset Back Trust:
Ser. 2006-HE1, Class A, FRN, 5.48%, 10/25/2034	16,728,072	16,712,398
Ser. 2006-HE2, Class A, FRN, 5.45%, 10/25/2026	13,997,259	13,988,441
GS Auto Loan Trust, Ser. 2006-1, Class A2, 5.47%, 02/15/2009	8,380,000	8,390,545
Mellon Bank Premium Fin. Trust, Ser. 2004-1, Class A, FRN, 5.51%, 06/15/2009	8,915,000	8,921,294
Pinnacle Capital Asset Trust, Ser. 2006-A, Class A3, 5.29%, 05/25/2009 144A	25,000,000	25,021,000
Providian Gateway Master Trust, Ser. 2004-EA, Class A, FRN, 5.45%, 11/15/2011 144A	1,800,000	1,800,563
Renaissance Home Equity Loan Trust, Ser. 2006-2, Class AF1, 5.999%, 08/25/2036	9,058,474	9,042,660
Susquehanna Auto Lease Trust, Ser. 2006-1, Class A2, 5.20%, 05/14/2008 144A	9,066,996	9,063,460
Zais Levered Loan Fund, Ltd., Ser. 2006-1A, Class 1, FRN, 5.39%, 01/02/2008 144A ☐ +	20,000,000	20,000,000

Total Asset-Backed Securities (cost $168,496,284)		168,489,209

CERTIFICATES OF DEPOSIT 3.0%
Credit Suisse New York, 5.36%, 04/30/2007	10,000,000	10,000,000
Deutsche Bank AG, 5.37%, 05/25/2007	15,000,000	15,000,750

Total Certificates of Deposit (cost $25,000,000)		25,000,750

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.2%
FLOATING-RATE 10.2%
BCC Funding Corp., Ser. 2007-1A, Class A, 5.47%, 06/20/2013 144A	9,789,933	9,801,779
Citicorp Residential Mtge. Securities, Ser. 2006-3, Class A1A, 5.82%, 12/31/2036	16,099,070	16,088,530
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-WF2, Class AF1, 5.46%, 08/25/2035	3,210,404	3,212,925
Credit Suisse Mtge. Capital Comml. Trust, Ser. 2006-TFLA, Class A1, 5.44%, 04/15/2021 144A	14,586,087	14,597,642
GMAC Mtge. Corp. Loan Trust, Ser. 2006-HE3, Class A1, 5.42%, 10/25/2036	11,133,108	11,140,658
JPMorgan Chase Comml. Mtge. Securities Corp., Ser. 2006-FL1A, Class A1A, 5.41%, 02/15/2020 144A	16,332,888	16,344,012
Lehman Brothers Holdings, Inc., Ser. 2005-FL7A, Class A1, 5.42%, 07/15/2018 144A	899,409	899,967
Residential Asset Mtge. Products, Inc., Ser. 2006-RP1, Class A1, 5.45%, 10/25/2045 144A	11,077,378	11,080,923

Total Commercial Mortgage-Backed Securities (cost $83,128,116)		83,166,436

COMMERCIAL PAPER 40.7%
Anglesea Funding, LLC:
5.17%, 09/05/2007	15,000,000	14,654,550
5.23%, 07/20/2007	9,600,000	9,442,560
Brahms Funding Corp., 5.29%, 04/13/2007	12,773,000	12,752,354
Broadhollow Funding, LLC, 5.31%, 04/24/2007	25,000,000	24,918,875
Check Point Charlie:
5.26%, 05/24/2007	4,500,000	4,463,145
5.26%, 06/01/2007	8,172,000	8,095,428
Ebury Finance, LLC, 5.22%, 07/24/2007	25,000,000	24,575,500
Fenway Funding, LLC:
5.28%, 06/08/2007	20,000,000	19,793,800
5.40%, 04/02/2007	17,000,000	17,000,000
5.52%, 04/02/2007	19,000,000	19,000,000
KKR Pacific Funding Trust, 5.29%, 04/02/2007	14,765,000	14,765,000
Mainsail Funding, LLC, 5.27%, 04/17/2007	12,000,000	11,968,080
Morrigan Funding, LLC:
5.18%, 06/08/2007	20,000,000	19,793,800
5.31%, 04/02/2007	9,500,000	9,500,000

1

EVERGREEN INSTITUTIONAL ENHANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Rhineland Funding, 5.27%, 06/15/2007	$25,000,000	$24,714,250
Scaldis Capital, LLC, 4.58%, 06/01/2007	15,000,000	14,861,250
Stratford Recreation Co., LLC:
5.29%, 04/10/2007	26,000,000	25,969,436
5.30%, 05/08/2007	15,000,000	14,920,500
Thornburg Mortgage Capital Resources, LLC, 5.30%, 04/25/2007	20,000,000	19,932,278
Tulip Funding Corp., 5.30%, 04/02/2007	22,000,000	22,000,000

Total Commercial Paper (cost $333,209,689)		333,120,806

CORPORATE BONDS 17.1%
FINANCIALS 17.1%
Capital Markets 8.9%
Bear Stearns Cos., 5.33%, 01/09/2008	25,000,000	24,994,075
Credit Suisse Group, 5.36%, 01/16/2008	15,000,000	14,989,035
Goldman Sachs Group, Inc., FRN:
5.42%, 12/19/2014	20,000,000	20,009,820
5.46%, 01/30/2008	3,000,000	3,002,097
Merrill Lynch & Co., Inc., FRN, 4.25%, 09/14/2007	10,000,000	9,946,950

		72,941,977

Diversified Financial Services 5.8%
JPMorgan Chase & Co., 7.25%, 06/01/2007	7,000,000	7,015,750
MBIA Global Funding, LLC, FRN, 5.37%, 09/25/2008 144A	25,000,000	25,010,425
Sigma Finance, Inc., 5.40%, 10/16/2007 144A	15,000,000	14,980,020

		47,006,195

Insurance 2.4%
Chubb Corp., 4.93%, 11/16/2007	20,000,000	19,956,320

Total Corporate Bonds (cost $139,923,072)		139,904,492

FUNDING AGREEMENTS 6.0%
Jackson National Life Funding Agreement, FRN, 5.42%, 10/01/2007 ☐ +	18,000,000	18,000,000
Metropolitan Life Funding Agreement, FRN, 5.42%, 09/14/2007 ☐ +	16,000,000	16,000,000
New York Life Funding Agreement, FRN, 5.37%, 10/11/2007 ☐ +	15,000,000	15,000,000

Total Funding Agreements (cost $49,000,000)		49,000,000

YANKEE OBLIGATIONS – CORPORATE 2.4%
FINANCIALS 0.6%
Insurance 0.6%
Jackson National Life Insurance Co., 7.30%, 11/21/2007	5,000,000	5,051,185

TELECOMMUNICATION SERVICES 1.8%
Wireless Telecommunication Services 1.8%
Vodafone Group plc, FRN, 5.41%, 06/29/2007	15,000,000	15,001,995

Total Yankee Obligations-Corporate (cost $20,058,055)		20,053,180

TIME DEPOSIT 0.0%
Deutsche Bank AG, 5.33%, 04/02/2007 (cost $87,898)	87,898	87,898

Total Investments (cost $818,903,114) 100.0%		818,822,771
Other Assets and Liabilities 0.0%		(55,916)

Net Assets 100.0%		$818,766,855

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.

Summary of Abbreviations

FRN	Floating Rate Note

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $818,903,114. The gross unrealized appreciation and depreciation on securities based on tax cost was $127,030 and $207,373, respectively, with a net unrealized depreciation of $80,343.

2

Item 2 - Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:  __________________________________
           Dennis H. Ferro,
           Principal Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  __________________________________
          Dennis H. Ferro,
          Principal Executive Officer

Date: May 29, 2007

By:  __________________________________
          Kasey Phillips
          Principal Financial Officer

Date: May 29, 2007

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Kasey Phillips, certify that:

1. I have reviewed this report on Form N-Q of Evergreen Select Fixed Income Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule(s) of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 29, 2007

____________________________________ Kasey Phillips Principal Financial Officer Evergreen Select Fixed Income Trust

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Dennis H. Ferro, certify that:

1. I have reviewed this report on Form N-Q of Evergreen Select Fixed Income Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 29, 2007

____________________________________ Dennis H. Ferro Principal Executive Officer Evergreen Select Fixed Income Trust